Fair Value Measurements - Change in the Fair Value of the Convertible note - related party (Details) - Ivanhoe Capital Acquisition Corp [Member] - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of convertible note - related party	$ (11,814)		$ 119,446
Fair Value of convertible note - related party, end of period	1,064,140		1,064,140
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value at January 1, 2021	631,260	$ 0	0
Initial fair value of convertible note - related party	444,694	500,000
Change in fair value of convertible note - related party	(11,814)	131,260
Fair Value of convertible note - related party, end of period	$ 1,064,140	$ 631,260	$ 1,064,140